Business Combination (Tables)	12 Months Ended
Dec. 31, 2018
Transaction with Tencent
Business combination
Summary of goodwill and intangible assets

		Amortization
	Amount	Years
	RMB
Strategic Cooperation Agreement	6,075,289	5
Non-compete Agreement	1,442,389	8
Logistic workforce	13,900	3
Technology	108,800	5
Domain names and trademark	33,100	10
Advertising customer relationship	80,400	7
Deferred tax liability	(41,893)
Goodwill	2,593,420

Transaction with Walmart
Business combination
Summary of purchase price allocation

Amount
RMB
Fair value of the Company’s shares issued	9,592,258

		Amortization
	Amount	Years
	RMB
Non-compete Agreement	1,019,816	8
YHD marketplace
Goodwill	5,755,826
Domain names and trademark	3,099,958	20
Technology	537,785	7
Property, plant and equipment, net	65,887
Customer relationship	29,896	10
Deferred tax liability	(916,910)
Total Purchase price	9,592,258